Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 1,074	$ 979	$ 776
Non cancellable term	49 years